Loss Per Share - Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($)	3 Months Ended						9 Months Ended		11 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024
Loss Per Share [Abstract]
Net loss	$ (19,349,120)	$ (20,529,639)	$ (9,348,875)	$ (2,168,685)	$ (1,730,945)	$ (3,804,013)	$ (49,227,634)	$ (7,703,643)	$ (10,376,645)	$ (10,376,645)	$ (9,392,702)
Weighted average common shares outstanding – basic	35,625,650			26,232,597			31,058,747	25,858,767		16,884,296	26,017,017
Weighted average common shares outstanding – diluted	35,625,650			26,232,597			31,058,747	25,858,767		16,884,296	26,017,018
Net loss per share – basic	$ (0.54)			$ (0.08)			$ (1.58)	$ (0.3)		$ (0.61)	$ (0.36)
Net loss per share – diluted	$ (0.54)			$ (0.08)			$ (1.58)	$ (0.3)		$ (0.61)	$ (0.36)